Income Taxes (Tables)	12 Months Ended
Jul. 02, 2011
Income tax provision by juridiction table

		2010
	2011	(53 Weeks)	2009
		(In thousands)
United States federal income taxes	$569,872	$542,535	$602,595
State and local income taxes	60,081	80,492	87,223
Foreign income taxes	45,471	46,579	25,068

Total	$675,424	$669,606	$714,886

Income tax provision by component table

		2010
	2011	(53 Weeks)	2009
		(In thousands)
Current	$840,173	$791,120	$1,010,595
Deferred	(164,749)	(121,514)	(295,709)

Total	$675,424	$669,606	$714,886

Components of deferred tax assets and liabilities table

	July 2, 2011	July 3, 2010
	(In thousands)
Deferred tax liabilities:
Deferred supply chain distributions	$276,001	$542,424
Excess tax depreciation and basis differences of assets	384,702	288,122
Goodwill and intangible assets	175,747	157,943
Other	35,497	26,032

Total deferred tax liabilities	871,947	1,014,521
Deferred tax assets:
Net operating tax loss carryforwards	35,989	70,439
Benefit on unrecognized tax benefits	23,463	32,790
Pension	162,212	213,398
Share-based compensation	61,978	54,426
Deferred compensation	37,659	39,823
Self-insured liabilities	40,454	40,623
Receivables	52,614	54,511
Inventory	54,853	47,256
Other	56,465	34,836

Total deferred tax assets	525,687	588,102

Valuation allowances	4,046	23,115

Total net deferred tax liabilities	$350,306	$449,534

Tax rate reconciliation table

	2011	2010	2009
United States statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of any applicable federal income tax benefit	1.96	2.89	2.59
Foreign income taxes	(0.50)	(0.31)	(0.96)
Impact of uncertain tax benefits	0.51	(1.46)	1.75
Impact of adjusting carrying value of corporate-owned life insurance policies to their cash surrender values	(0.61)	(0.45)	0.95
Other	0.60	0.53	1.04

	36.96%	36.20%	40.37%

Reconciliation of unrecognized tax benefits table

	2011	2010
	(In thousands)
Unrecognized tax benefits at beginning of year	$89,851	$92,145
Additions for tax positions related to prior years	21,099	2,796
Reductions for tax positions related to prior years	(11,955)	(8,645)
Additions for tax positions related to the current year	—	19,595
Reductions for tax positions related to the current year	—	—
Reductions due to settlements with taxing authorities	(25,294)	(15,608)
Reductions due to lapse of applicable statute of limitations	(1,610)	(432)

Unrecognized tax benefits at end of year	$72,091	$89,851

2003 through 2006 IRS Settlement [Member]
Settlement annual payments table

(In thousands)
Fiscal 2010	$528,000
Fiscal 2011	212,000
Fiscal 2012	212,000